                                                     [GRAPHICS OF WOMAN AND BOY]

[LOGO EATON VANCE(R)]
      Managed Investments


ANNUAL REPORT OCTOBER 31, 2001


[GRAPHIC OF CHILDREN ON BARS]

                                  EATON VANCE
                                  TAX-MANAGED
                                     YOUNG
                                  SHAREHOLDER
                                      FUND

[GRAPHIC OF MAN AND GIRL]

EATON VANCE TAX-MANAGED YOUNG SHAREHOLDER FUND AS OF OCTOBER 31, 2001

LETTER TO SHAREHOLDERS


[GRAPHIC OF JAMES B. HAWKES]

JAMES B. HAWKES
PRESIDENT


Eaton Vance Tax-Managed Young Shareholder Fund, Class A shares, had a total return of -25.79% during the year ended October 31, 2001. That return was the result of a decrease in net asset value per share (NAV) from $13.61 on October 31, 2000 to $10.10 on October 31, 2001.(1) Class B shares had a total return of -26.35% for the same period, the result of a decrease in NAV from $13.55 to $9.98.(1) Class C shares had a total return of -26.53% for the same period, the result of a decrease in NAV from $13.57 to $9.97.(1) For the period from inception, April 17, 2001, to October 31, 2001, Class D shares had a total return of -3.80%, the result of a decrease in NAV from $10.00 to $9.62.(1)

By comparison, the S&P500 Index - a broad-based, unmanaged market index commonly used to measure overall U.S. stock market performance - returned -24.89% for the one-year period ended October 31, 2001.(2)

A slowing economy was dealt a further blow by the events of September 11...

The fiscal year witnessed a significant slowing of the economy, characterized by deteriorating corporate profits, job layoffs and sharply lower capital spending. Against this discouraging backdrop, the equity markets moved dramatically lower through much of the year. The tragic events of September 11 proved to be the final impetus for the downward trend: Consumer spending declined sharply, and the U.S. economy edged closer to recession in the third quarter, as Gross Domestic Product contracted at its fastest rate in more than a decade. In an effort to boost the economy, the Federal Reserve began an aggressive series of rate cuts. From January through early November, the Fed cuts its Federal Funds rate a total of 450 basis points (4.50%).

Encouragingly, even as the economy continues to struggle in the fourth quarter, the markets appeared to have gained some traction in October. Investors, however, have become much more selective, focusing increasingly on sound fundamentals and reasonable valuations. In that climate, overbought telecom and technology stocks have lost favor with investors, while undervalued companies with good earnings visibility have returned to the spotlight.

As troubling as the recent past has been, we remain optimistic about our economic future and opportunities in the equity markets. In the following pages, portfolio manager Arieh Coll discusses the past year and provides his insights on the market in the year ahead.

                             Sincerely,

                             /s/ James B. Hawkes
                             -------------------
                             James B. Hawkes
                             President
                             December 5, 2001

--------------------------------------------------------------------------------

Fund Information as of October 31, 2001

Performance(3)                     Class A    Class B     Class C     Class D
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                           -25.79%    -26.35%     -26.53%       N.A.
Life of Fund+                        0.75%     -0.15%      -0.22%      -3.80

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                           -30.06%   -30.03%     -27.26%        N.A.
Life of Fund+                       -3.61%    -3.90%      -0.22%       -8.61

+Inception Dates - Class A: 6/29/00; Class B: 6/29/00; Class C:6/29/00; Class D:4/17/01

Ten Largest Holdings(4)
-----------------------------------------
Hollywood Entertainment Corp.        4.3%
Biovail Corp.                        4.2
Progressive Corp.                    3.3
PacifiCare Health Systems, Inc.      3.2
MIM Corp.                            3.1
Andrx Group                          2.7
AmerisourceBergen Corp.              2.3
Integrated Device Technology, Inc.   2.3
Capital One Financial Corp.          2.3
Hotel Reservations Network, Inc.     2.3

(1)These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B, Class C, and Class D shares. (2)It is not possible to invest directly in an Index. (3)Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class D reflect applicable CDSC based on the following schedule: 5%
- 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4)Ten largest holdings accounted for 30.0% of the Portfolio's net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

EATON VANCE TAX-MANAGED YOUNG SHAREHOLDER FUND AS OF OCTOBER 31, 2001

MANAGEMENT DISCUSSION

AN INTERVIEW WITH ARIEH COLL,
VICE PRESIDENT AND PORTFOLIO
MANAGER OF CAPITAL APPRECIATION
PORTFOLIO

[GRAPHIC OF ARIEH COLL]

ARIEH COLL
PORTFOLIO MANAGER

Q: Arieh, would you give us a summary of the Fund's performance over the past year?

A: Certainly. In absolute terms, we had a disappointing year. During the one-year period ended October 31, 2001, there were a number of factors that influenced the Fund's performance. A slowing global economy, in combination with heightened political uncertainty, contributed to a broad decline in the equity markets. This environment led to the Fund posting negative returns for this fiscal year. However, it's important to look at the relative performance as well:the Fund's returns over this past year were consistent with the drop in the overall equity markets, and in particular, with the drop in the S&P 500, the benchmark against which the Fund's performance is measured*. It's been a difficult year for most equity investors across the board.

Q: Can you provide more detail about the Fund's strategy?

A: The Fund's investment objective is to achieve long-term, after-tax returns for its shareholders through investing in a diversified portfolio of equity securities. Primarily, we invest in common stocks of growth companies that we consider to be attractive in their long-term growth prospects. For our purposes, we are defining "growth companies" as those that are expected, over the long term, to have earnings growth that is faster than the growth rates of the U.S. economy and the U.S. stock market as a whole. We are open to including both large and mid-sized established market leaders, as well as smaller, less-seasoned companies. This flexibility allows us to mitigate risk somewhat and to expand our opportunities.

   In the past year, we have found many good opportunities for growth among mid-cap companies, where we hope to identify the blue chip stocks of tomorrow. Over 24% of the U.S. stock market capitalization is in mid-cap stocks. As noted above, however, the Portfolio may invest in companies in any capitalization range.

   When picking specific stocks, we find companies to invest in through a combination of resources. We use our internal research staff,

FIVE LARGEST SECTOR POSITIONS+
--------------------------------------------------------------------------------
BY TOTAL NET ASSETS

DRUGS                   8.1%
INSURANCE               7.0%
FINANCIAL SERVICES      6.8%
HEALTH CARE SERVICES    6.2%
SEMICONDUCTORS          5.7%

*The S&P 500 Composite Index is a broad-based, unmanaged index commonly used as a measure of U.S. stock market performance. It is not possible to invest directly in an Index.

+Sector positions are subject to change due to active management. Five largest sector positions accounted for 33.8% of the Portfolio's net assets.

we visit companies, and we use other stock screening tools as well. Our ideal investment candidates have a competitive advantage derived from a product that allows them to beat the competition and gain market share. We seek out businesses with recurring revenues, which reduces the risk of sales shortfalls. Patience is also required, as we wait to buy these companies at reasonable prices.

We also focus on approaching our investments from the perspective of a tax-paying shareholder. We try to maximize long-term, after-tax returns through intelligent portfolio turnover. This involves taking losses to establish a tax-loss carry-over that can be used to offset taxes on capital gains for up to eight years following the sale, and trying to minimize capital gains distributions and limit dividend income. This year, especially, market volatility provided us with many opportunities to actively utilize our tax-loss selling discipline. Our tax loss selling strategy facilitates the Fund's goal of being tax-efficient. In addition, we believe this strategy helps preserve shareholder value during periods of market decline.

Finally, as the name implies, the Fund was created and is managed with young investors in mind. We believe our long-term, growth-oriented approach is especially appropriate for young shareholders with a longer investment horizon. We have an educational objective as well:it is our goal to help teach youngsters about personal finance, mutual funds, and the stock market. In fact, you will find included with this report a newsletter directed specifically to the young shareholder. Furthermore, we avoid any investments that we deem inappropriate for children.

Q: Would you give us an example of one of the Portfolio's successful stock picks?

A: A perfect example is Progressive Corp., the auto insurance company. This company has a clear competitive advantage through lower claims costs and superior customer service, which has allowed the company to offer insurance policies at prices 10%-15% below the competition. This advantage has allowed Progressive to grow earnings per share at 16% annually for the past decade in an industry that barely grows. We waited patiently for an opportunity to buy the stock at a price we thought was appropriate. Short-term operational mistakes caused Progressive to lose money in 2000 and the stock fell by 65%. The lowest valuation in 20 years convinced us to finally buy the stock. We were confident that the short-term problems could be fixed. The stock price has doubled in the past year.

Q: Arieh, let's finish up with your outlook for the year ahead.

A: Most investors own a combination of stocks, bonds and money market accounts.
   I am convinced that now is an excellent time to tilt in favor of equities. Historically, the best time to invest in the stock market is after a bear market - I believe we are at or near the end of the longest bear market since 1974. Corporate profits are depressed, and we are in a recession. Investors are also pessimistic and have placed record amounts of cash in money market accounts. Meanwhile, the Federal Reserve has cut interest rates 10 times in the past year to stimulate the economy, and Congress has also helped out by approving tax cuts. Historically, these circumstances have led to stock market appreciation in the following year.

   For investors, now may be an excellent time to participate in growth funds. As a rule, growth funds have tended to lag in bear markets due to their higher price-to-earnings ratios and higher risk levels. In bull markets, the situation generally reverses, and growth funds have tended to beat the stock market indexes.

   I believe that among growth funds, Eaton Vance Tax-Managed Young Shareholder Fund is an excellent choice. We are building a long-term track record and strive on a daily basis to continue delivering good performance.

EATON VANCE TAX-MANAGED YOUNG SHAREHOLDER FUND AS OF OCTOBER 31, 2001

PERFORMANCE

Comparison of Change in Value of a $10,000 Investment in Eaton Vance Tax-Managed Young Shareholder Fund, Class A vs the S&P 500 Composite Index*

June 30, 2000 -- October 31, 2001

[EDGAR REPRESENTATION OF LINE CHART]

                                   Fund                Fund                   S&P
                                 Value at           Value With                500
Date                                NAV            Sales Charge              Index
             6/30/2000            10,000              10,000                10,000
             7/31/2000            11,246              10,599                 9,844
             8/31/2000            12,571              11,848                10,455
             9/30/2000            12,394              11,682                 9,903
            10/31/2000            12,023              11,332                 9,861
            11/30/2000            10,707              10,092                 9,084
            12/31/2000            11,201              10,558                 9,129
             1/31/2001            11,961              11,274                 9,452
             2/28/2001            10,318               9,725                 8,591
             3/31/2001             9,099               8,576                 8,047
             4/30/2001            10,327               9,734                 8,672
             5/31/2001            10,336               9,742                 8,730
             6/30/2001            10,724              10,108                 8,518
             7/31/2001            10,398               9,800                 8,434
             8/31/2001             9,912               9,342                 7,906
             9/30/2001             8,286               7,810                 7,275
            10/31/2001             8,922               8,410                 7,407

[EDGAR REPRESENTATION OF LINE CHART]

Comparison of Change in Value of a $10,000 Investment in Eaton Vance Tax-Managed Young Shareholder Fund, Class B vs the S&P 500 Composite Index*

June 30, 2000 -- October 31, 2001

                                   Fund               S&P
                                 Value at             500
Date                                NAV              Index
             6/30/2000            10,000            10,000
             7/31/2000            11,247             9,844
             8/31/2000            12,564            10,455
             9/30/2000            12,370             9,903
            10/31/2000            11,981             9,861
            11/30/2000            10,663             9,084
            12/31/2000            11,141             9,129
             1/31/2001            11,892             9,452
             2/28/2001            10,248             8,591
             3/31/2001             9,036             8,047
             4/30/2001            10,248             8,672
             5/31/2001            10,256             8,730
             6/30/2001            10,637             8,518
             7/31/2001            10,301             8,434
             8/31/2001             9,823             7,906
             9/30/2001             8,205             7,275
            10/31/2001             8,824             7,407

            10/31/2001

[EDGAR REPRESENTATION OF LINE CHART]

Comparison of Change in Value of a $10,000 Investment in Eaton Vance Tax-Managed Young Shareholder Fund, Class C vs the S&P 500 Composite Index*

June 30, 2000 -- October 31, 2001

                                   Fund               S&P
                                 Value at             500
Date                                NAV              Index
             6/30/2000            10,000            10,000
             7/31/2000            11,247             9,844
             8/31/2000            12,555            10,455
             9/30/2000            12,378             9,903
            10/31/2000            11,998             9,861
            11/30/2000            10,681             9,084
            12/31/2000            11,158             9,129
             1/31/2001            11,901             9,452
             2/28/2001            10,256             8,591
             3/31/2001             9,036             8,047
             4/30/2001            10,256             8,672
             5/31/2001            10,256             8,730
             6/30/2001            10,637             8,518
             7/31/2001            10,301             8,434
             8/31/2001             9,823             7,906
             9/30/2001             8,196             7,275
            10/31/2001             8,815             7,407

PERFORMANCE*                                        CLASS A     CLASS B     CLASS C     CLASS D
-------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
-------------------------------------------------------------------------------------------------
One Year                                            -25.79%     -26.35%     -26.53%        N.A.
Life of Fund+                                         0.75%      -0.15%      -0.22%       -3.80

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
-------------------------------------------------------------------------------------------------

One Year                                            -30.06%     -30.03%     -27.26%        N.A.
Life of Fund+                                        -3.61%      -3.90%      -0.22%       -8.61

+ Inception Dates - Class A: 6/29/00; Class B: 6/29/00; Class C:6/29/00; Class D:4/17/01

* Source: TowersData, Bethesda, MD. Investment operations commenced 6/29/00. Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

   The chart compares the Fund's total return with that of the S&P 500 Index, a broad-based, unmanaged index commonly used to measure U.S. stock market performance. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of a $10,000 hypothetical investment in the Fund and in the S&P 500 Index. An investment in the Fund's Class D shares on 4/17/01 at net asset value would have had a value of $9,620 on October 31, 2001, $9,139 including the applicable 5% CDSC. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in the Index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class D reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

After-Tax Performance
as of October 31, 2001

The table below sets forth the Fund's pre-tax performance and after-tax performance. Two different after-tax performance numbers are shown for each time period.

"Return After Taxes on Distributions" takes into account the impact of federal income taxes on Fund dividends and capital gains distributions. These after-tax performance numbers are applicable to the Fund's continuing (i.e., non-redeeming) shareholders. "Return After Taxes on Distributions and Sale of Fund Shares" takes into account both taxes due on Fund distributions and taxes due upon a sale of Fund shares. These after-tax performance numbers apply to Fund shareholders who redeem shares at the end of the period.

Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.

  Average Annual Total Returns
  (For the period ended October 31, 2001)

  Returns at Net Asset Value (NAV) (Class A)
  -----------------------------------------------------------------------

                                                 One Year    Life of Fund
  Return Before Taxes                             -25.79%       0.75%
  Return After Taxes on Distributions             -25.79%       0.75%
  Return After Taxes on Distributions             -15.71%       0.60%
  and Sale of Fund Shares

  Returns at Public Offering Price (POP)(Class A)
  -----------------------------------------------------------------------

                                                 One Year     Life of Fund
  Return Before Taxes                             -30.06%      -3.61%
  Return After Taxes on Distributions             -30.06%      -3.61%
  Return After Taxes on Distributions             -18.30%      -2.88%
  and Sale of Fund Shares


  Average Annual Total Returns
  (For the period ended October 31, 2001)

  Returns at Net Asset Value (NAV) (Class B)
  -----------------------------------------------------------------------

                                                 One Year    Life of Fund
  Return Before Taxes                             -26.35%      -0.15%
  Return After Taxes on Distributions             -26.35%      -0.15%
  Return After Taxes on Distributions             -16.05%      -0.12%
  and Sale of Fund Shares

  Returns at Public Offering Price (POP)(Class B)
  -----------------------------------------------------------------------

                                                 One Year    Life of Fund
  Return Before Taxes                             -30.03%      -3.90%
  Return After Taxes on Distributions             -30.03%      -3.90%
  Return After Taxes on Distributions             -18.29%      -3.12%
  and Sale of Fund Shares


  Average Annual Total Returns
  (For the period ended October 31, 2001)

  Returns at Net Asset Value (NAV) (Class C)
  -----------------------------------------------------------------------

                                                 One Year    Life of Fund
  Return Before Taxes                             -26.53%      -0.22%
  Return After Taxes on Distributions             -26.53%      -0.22%
  Return After Taxes on Distributions             -16.16%      -0.18%
  and Sale of Fund Shares

  Returns at Public Offering Price (POP)(Class C)
  -----------------------------------------------------------------------

                                                 One Year    Life of Fund
  Return Before Taxes                             -27.26%      -0.22%
  Return After Taxes on Distributions             -27.26%      -0.22%
  Return After Taxes on Distributions             -16.60%      -0.18%
  and Sale of Fund Shares

Class A, Class B, and Class C commenced operations on 6/29/00. Returns for shares of Class D are omitted because they have been offered for less than a year. Returns at Public Offering Price (POP) reflect the deduction of the maximum sales charge, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for that period because no distributions were paid during that period or because the taxable portion of distributions made during the period was insignificant. Also, Return After Distributions and Sale of Fund shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance (both before and after taxes)is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

EATON VANCE TAX-MANAGED YOUNG SHAREHOLDER FUND AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2001
Assets
-----------------------------------------------------
Investment in Capital Appreciation
   Portfolio, at value
   (identified cost, $5,364,519)          $ 5,782,616
Receivable for Fund shares sold                16,575
Receivable from the Administrator             138,863
-----------------------------------------------------
TOTAL ASSETS                              $ 5,938,054
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for Fund shares redeemed          $    25,300
Payable to affiliate for service fees           1,217
Accrued expenses                               17,088
-----------------------------------------------------
TOTAL LIABILITIES                         $    43,605
-----------------------------------------------------
NET ASSETS                                $ 5,894,449
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $ 6,910,651
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (1,434,299)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                           418,097
-----------------------------------------------------
TOTAL                                     $ 5,894,449
-----------------------------------------------------
Class A Shares
-----------------------------------------------------
Net Assets                                $ 3,005,701
Shares Outstanding                            297,662
Net Asset Value and Redemption Price Per Share
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     10.10
Maximum Offering Price Per Share
   (100  DIVIDED BY 94.25 of $10.10)      $     10.72
-----------------------------------------------------
Class B Shares
-----------------------------------------------------
Net Assets                                $ 1,559,281
Shares Outstanding                            156,226
Net Asset Value, Offering Price and Redemption Price
   Per Share
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      9.98
-----------------------------------------------------
Class C Shares
-----------------------------------------------------
Net Assets                                $ 1,252,015
Shares Outstanding                            125,530
Net Asset Value, Offering Price and Redemption Price
   Per Share
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      9.97
-----------------------------------------------------
Class D Shares
-----------------------------------------------------
Net Assets                                $    77,452
Shares Outstanding                              8,048
Net Asset Value, Offering Price and Redemption Price
   Per Share
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      9.62
-----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 2001
Investment Income
-----------------------------------------------------
Interest allocated from Portfolio         $    26,637
Dividends allocated from Portfolio (net
   of foreign taxes, $6)                        7,809
Expenses allocated from Portfolio             (46,144)
-----------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $   (11,698)
-----------------------------------------------------

Expenses
-----------------------------------------------------
Administration fee                        $     6,559
Distribution and service fees
   Class A                                      6,427
   Class B                                      9,702
   Class C                                      7,929
   Class D                                        289
Registration fees                              84,040
Legal and accounting services                  26,615
Transfer and dividend disbursing agent
   fees                                        10,032
Printing and postage                            7,570
Custodian fee                                   5,772
Miscellaneous                                   2,304
-----------------------------------------------------
TOTAL EXPENSES                            $   167,239
-----------------------------------------------------
Deduct --
   Allocation of expenses to the
      Administrator                       $   138,863
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $   138,863
-----------------------------------------------------

NET EXPENSES                              $    28,376
-----------------------------------------------------

NET INVESTMENT LOSS                       $   (40,074)
-----------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(1,373,580)
   Securities sold short                        7,739
-----------------------------------------------------
NET REALIZED LOSS                         $(1,365,841)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $   118,946
   Securities sold short                       11,414
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $   130,360
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(1,235,481)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(1,275,555)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED YOUNG SHAREHOLDER FUND AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED        PERIOD ENDED
IN NET ASSETS                             OCTOBER 31, 2001  OCTOBER 31, 2000(1)
-----------------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (40,074) $                (2,637)
   Net realized loss                            (1,365,841)                 (68,458)
   Net change in unrealized
      appreciation (depreciation)                  130,360                  287,737
-----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     (1,275,555) $               216,642
-----------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      2,061,683  $             1,846,238
      Class B                                    1,943,898                  103,865
      Class C                                    1,346,409                  124,195
      Class D                                       90,854                       --
   Cost of shares redeemed
      Class A                                     (332,944)                     (50)
      Class B                                     (207,296)                  (1,097)
      Class C                                      (18,541)                  (2,982)
      Class D                                         (900)                      --
-----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $      4,883,163  $             2,070,169
-----------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      3,607,608  $             2,286,811
-----------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------
At beginning of year                      $      2,286,841  $                    30
-----------------------------------------------------------------------------------
AT END OF YEAR                            $      5,894,449  $             2,286,841
-----------------------------------------------------------------------------------

 (1) For the period from the commencement of investment operations, June 29, 2000, to October 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED YOUNG SHAREHOLDER FUND AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                               CLASS A
                                  ---------------------------------
                                       YEAR ENDED OCTOBER 31,
                                  ---------------------------------
                                    2001(1)          2000(1)(2)
-------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $13.610           $10.000
-------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------
Net investment loss                 $(0.064)          $(0.019)
Net realized and unrealized
   gain (loss)                       (3.446)            3.629
-------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(3.510)          $ 3.610
-------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.100           $13.610
-------------------------------------------------------------------

TOTAL RETURN(3)                      (25.79)%           36.10%
-------------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 3,006           $ 2,061
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                     1.40%             1.48%(5)
   Net expenses after
      custodian fee
      reduction(4)                     1.40%             1.40%(5)
   Net investment loss                (0.56)%           (0.42)%(5)
Portfolio Turnover of the
   Portfolio                            324%               90%
-------------------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and the net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         4.58%             6.93%(5)
   Expenses after custodian
      fee reduction(4)                 4.58%             6.85%(5)
   Net investment loss                (3.74)%           (5.87)%(5)
Net investment loss per share       $(0.428)          $(0.266)
-------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the commencement of investment operations, June 29, 2000 to October 31, 2000.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED YOUNG SHAREHOLDER FUND AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                               CLASS B
                                  ---------------------------------
                                       YEAR ENDED OCTOBER 31,
                                  ---------------------------------
                                    2001(1)          2000(1)(2)
-------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $13.550           $10.000
-------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------
Net investment loss                 $(0.158)          $(0.042)
Net realized and unrealized
   gain (loss)                       (3.412)            3.592
-------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(3.570)          $ 3.550
-------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.980           $13.550
-------------------------------------------------------------------

TOTAL RETURN(3)                      (26.35)%           35.50%
-------------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 1,559           $   104
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                     2.15%             2.23%(5)
   Net expenses after
      custodian fee
      reduction(4)                     2.15%             2.15%(5)
   Net investment loss                (1.43)%           (0.90)%(5)
Portfolio Turnover of the
   Portfolio                            324%               90%
-------------------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and the net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         5.33%             7.68%(5)
   Expenses after custodian
      fee reduction(4)                 5.33%             7.60%(5)
   Net investment loss                (4.61)%           (6.35)%(5)
Net investment loss per share       $(0.509)          $(0.296)
-------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the commencement of investment operations, June 29, 2000 to October 31, 2000.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED YOUNG SHAREHOLDER FUND AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                               CLASS C
                                  ---------------------------------
                                       YEAR ENDED OCTOBER 31,
                                  ---------------------------------
                                    2001(1)          2000(1)(2)
-------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $13.570           $10.000
-------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------
Net investment loss                 $(0.160)          $(0.026)
Net realized and unrealized
   gain (loss)                       (3.440)            3.596
-------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(3.600)          $ 3.570
-------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.970           $13.570
-------------------------------------------------------------------

TOTAL RETURN(3)                      (26.53)%           35.70%
-------------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 1,252           $   121
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                     2.15%             2.23%(5)
   Net expenses after
      custodian fee
      reduction(4)                     2.15%             2.15%(5)
   Net investment loss                (1.44)%           (0.56)%(5)
Portfolio Turnover of the
   Portfolio                            324%               90%
-------------------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and the net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         5.33%             7.68%(5)
   Expenses after custodian
      fee reduction(4)                 5.33%             7.60%(5)
   Net investment loss                (4.62)%           (6.00)%(5)
Net investment loss per share       $(0.513)          $(0.279)
-------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the commencement of investment operations, June 29, 2000 to October 31, 2000.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED YOUNG SHAREHOLDER FUND AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         CLASS D
                                              ------------------------------
                                              PERIOD ENDED
                                              OCTOBER 31, 2001(1)(2)
----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                                             $10.000
----------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------
Net investment loss                                      $(0.090)
Net realized and unrealized
   loss                                                   (0.290)
----------------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                               $(0.380)
----------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                                $ 9.620
----------------------------------------------------------------------------

TOTAL RETURN(3)                                            (3.80)%
----------------------------------------------------------------------------

Ratios/Supplemental Data+
----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                                       $    77
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                                          2.15%(5)
   Net expenses after
      custodian fee
      reduction(4)                                          2.15%(5)
   Net investment loss                                     (1.60)%(5)
Portfolio Turnover of the
   Portfolio                                                 324%
----------------------------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and the net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                                              5.33%(5)
   Expenses after custodian
      fee reduction(4)                                      5.33%(5)
   Net investment loss                                     (4.78)%(5)
Net investment loss per share                            $(0.269)
----------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, April 17, 2001, to October 31, 2001.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED YOUNG SHAREHOLDER FUND AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed Young Shareholder Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund has four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B, Class C and Class D shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B and Class D shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the Capital Appreciation Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (16.8% at October 31, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2001, the Fund, for federal income tax purposes, had a capital loss carryover of $1,340,939 which will reduce taxable income arising from future net realized gains, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2008 ($45,205) and October 31, 2009 ($1,295,734).

 D Other -- Investment transactions are accounted for on a trade-date basis.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution of all or substantially all of its net realized capital gains. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial

EATON VANCE TAX-MANAGED YOUNG SHAREHOLDER FUND AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over-distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gain on investments. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                               YEAR ENDED OCTOBER 31,
                                              ------------------------
    CLASS A                                   2001         2000(1)
    ------------------------------------------------------------------
    Sales                                       178,159      151,465
    Redemptions                                 (31,959)          (4)
    ------------------------------------------------------------------
    NET INCREASE                                146,200      151,461
    ------------------------------------------------------------------

                                               YEAR ENDED OCTOBER 31,
                                              ------------------------
    CLASS B                                   2001         2000(1)
    ------------------------------------------------------------------
    Sales                                       167,589        7,800
    Redemptions                                 (19,064)        (100)
    ------------------------------------------------------------------
    NET INCREASE                                148,525        7,700
    ------------------------------------------------------------------

                                               YEAR ENDED OCTOBER 31,
                                              ------------------------
    CLASS C                                   2001         2000(1)
    ------------------------------------------------------------------
    Sales                                       118,566       11,060
    Redemptions                                  (1,988)      (2,109)
    ------------------------------------------------------------------
    NET INCREASE                                116,578        8,951
    ------------------------------------------------------------------

                                              PERIOD ENDED
    CLASS D                                   OCTOBER 31, 2001(2)
    ------------------------------------------------------------------
    Sales                                         8,140
    Redemptions                                     (92)
    ------------------------------------------------------------------
    NET INCREASE                                  8,048
    ------------------------------------------------------------------

 (1) From the commencement of investment operations, June 29, 2000, to October 31, 2000.
 (2)  From the start of business, April 17, 2001, to October 31, 2001.

4 Transactions with Affiliates
-------------------------------------------
   The administration fee is earned by Eaton Vance Management (EVM) (the Administrator) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the year ended October 31, 2001, the administration fee amounted to $6,559. To reduce the net investment loss of the Fund, the Administrator was allocated $138,863 of the Fund's operating expenses. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $8,233 as its portion of the sales charge on sales of Class A shares for the year ended October 31, 2001. Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class D shares (Class D Plan), pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B,
   Class C and Class D Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B, Class C and Class D shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B, Class C and Class D shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $7,277, $5,947 and $217 for Class B, Class C and Class D shares, respectively, to or payable to EVD for the year ended October 31, 2001, representing 0.75% of the average daily net assets for Class B, Class C

EATON VANCE TAX-MANAGED YOUNG SHAREHOLDER FUND AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   and Class D shares, respectively. At October 31, 2001, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $118,000, $81,000 and $6,000 for Class B, Class C and Class D shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class D shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distributions fees payable by the Fund to EVD and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended October 31, 2001 amounted to $6,427, $2,425, $1,982 and $72 for Class A, Class B, Class C and Class D shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B and Class D shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending on the circumstances of purchase). The Class B and Class D CDSC is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point in each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B, Class C and Class D redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B, Class C and Class D Plans, respectively (see Note 5). CDSC charges received on Class B, Class C and Class D redemptions when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $3,000, $100, and $10 paid by shareholders for Class B shares, Class C shares and Class D shares for the year ended October 31, 2001.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the year ended October 31, 2001, aggregated $5,471,775 and $671,931, respectively.

EATON VANCE TAX-MANAGED YOUNG SHAREHOLDER FUND AS OF OCTOBER 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE MUTUAL FUNDS TRUST:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax-Managed Young Shareholder Fund (the Fund) (one of the series of Eaton Vance Mutual Funds Trust) as of October 31, 2001 and the related statement of operations, the statements of changes in net assets and the financial highlights for the year ended October 31, 2001 and for the period from commencement of investment operations, June 29, 2000 to October 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Eaton Vance Tax-Managed Young Shareholder Fund at October 31, 2001, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 7, 2001

CAPITAL APPRECIATION PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 78.9%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Aerospace and Defense -- 0.4%
----------------------------------------------------------------------
Alliant Techsystems, Inc.(1)                      1,600    $   139,616
----------------------------------------------------------------------
                                                           $   139,616
----------------------------------------------------------------------
Business Services -- 0.5%
----------------------------------------------------------------------
H&R Block, Inc.                                   4,840    $   164,947
----------------------------------------------------------------------
                                                           $   164,947
----------------------------------------------------------------------
Business Services - Miscellaneous -- 2.3%
----------------------------------------------------------------------
Hotel Reservations Network, Inc.(1)              25,750    $   797,220
----------------------------------------------------------------------
                                                           $   797,220
----------------------------------------------------------------------
Coal -- 2.0%
----------------------------------------------------------------------
Arch Coal, Inc.                                  32,000    $   705,600
----------------------------------------------------------------------
                                                           $   705,600
----------------------------------------------------------------------
Communications Equipment -- 0.3%
----------------------------------------------------------------------
Centillium Communications, Inc.(1)               16,500    $    93,060
----------------------------------------------------------------------
                                                           $    93,060
----------------------------------------------------------------------
Communications Services -- 2.1%
----------------------------------------------------------------------
WebEx Communications, Inc.(1)                    23,200    $   714,560
----------------------------------------------------------------------
                                                           $   714,560
----------------------------------------------------------------------
Computer Services -- 1.0%
----------------------------------------------------------------------
TALX Corp.                                       19,870    $   337,790
----------------------------------------------------------------------
                                                           $   337,790
----------------------------------------------------------------------
Computer Software -- 2.4%
----------------------------------------------------------------------
Centra Software, Inc.(1)                         35,000    $   184,450
Check Point Software Technologies
Ltd.(1)                                          20,000        590,400
Compuware Corp.(1)                                5,400         55,512
Maconomy A/S(1)                                   1,000          1,875
----------------------------------------------------------------------
                                                           $   832,237
----------------------------------------------------------------------
Computers and Business Equipment -- 0.5%
----------------------------------------------------------------------
Redback Networks, Inc.(1)                        44,000    $   176,440
----------------------------------------------------------------------
                                                           $   176,440
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Drug Distribution -- 2.3%
----------------------------------------------------------------------
AmerisourceBergen Corp.(1)                       12,702    $   807,339
----------------------------------------------------------------------
                                                           $   807,339
----------------------------------------------------------------------
Drugs -- 8.1%
----------------------------------------------------------------------
Andrx Group(1)                                   14,250    $   925,252
Biovail Corp.(1)                                 30,670      1,449,464
Taro Pharmaceutical Industries Ltd.(1)            4,900        206,290
Vertex Pharmaceuticals, Inc.(1)                   8,000        196,000
----------------------------------------------------------------------
                                                           $ 2,777,006
----------------------------------------------------------------------
Electronic Manufacturing Services -- 4.4%
----------------------------------------------------------------------
Celestica, Inc.(1)                               22,200    $   761,904
Flextronics International Ltd.(1)                20,500        407,950
Sanmina Corp.(1)                                 23,000        348,220
----------------------------------------------------------------------
                                                           $ 1,518,074
----------------------------------------------------------------------
Energy Services -- 1.3%
----------------------------------------------------------------------
AES Corp.(1)                                     33,500    $   463,975
----------------------------------------------------------------------
                                                           $   463,975
----------------------------------------------------------------------
Engineering and Construction -- 0.2%
----------------------------------------------------------------------
Shaw Group, Inc.(1)                               2,500    $    68,750
----------------------------------------------------------------------
                                                           $    68,750
----------------------------------------------------------------------
Entertainment -- 4.3%
----------------------------------------------------------------------
Hollywood Entertainment Corp.(1)                 92,400    $ 1,486,716
----------------------------------------------------------------------
                                                           $ 1,486,716
----------------------------------------------------------------------
Financial Services -- 6.8%
----------------------------------------------------------------------
Bank of America Corp.                             2,750    $   162,222
Capital One Financial Corp.                      19,300        797,283
Federal National Mortgage Association             7,000        566,720
MBIA, Inc.                                        6,000        276,360
MBNA Corp.                                       19,500        538,395
----------------------------------------------------------------------
                                                           $ 2,340,980
----------------------------------------------------------------------
Food and Beverages -- 0.9%
----------------------------------------------------------------------
Starbucks Corp.(1)                                9,500    $   162,640

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL APPRECIATION PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Food and Beverages (continued)
----------------------------------------------------------------------
Suiza Foods Corp.(1)                              2,500        147,425
----------------------------------------------------------------------
                                                           $   310,065
----------------------------------------------------------------------
Foods -- 0.8%
----------------------------------------------------------------------
Flowers Foods, Inc.(1)                            7,000    $   290,500
----------------------------------------------------------------------
                                                           $   290,500
----------------------------------------------------------------------
Health Care Services -- 6.2%
----------------------------------------------------------------------
Davita, Inc.(1)                                      50    $       910
MIM Corp.(1)                                     85,460      1,050,303
PacifiCare Health Systems, Inc.(1)               65,800      1,089,648
----------------------------------------------------------------------
                                                           $ 2,140,861
----------------------------------------------------------------------
Healthcare Products -- 0.5%
----------------------------------------------------------------------
NBTY, Inc.(1)                                    20,000    $   170,600
----------------------------------------------------------------------
                                                           $   170,600
----------------------------------------------------------------------
Insurance -- 7.0%
----------------------------------------------------------------------
ACE Ltd.                                         12,000    $   423,000
Anthem, Inc.(1)                                   4,400        184,272
Chubb Corp.                                       4,000        273,200
MGIC Investment Corp.                               540         27,940
PartnerRe Ltd.                                    5,000        232,500
Progressive Corp.                                 8,100      1,123,551
Radian Group, Inc.                                3,960        134,125
----------------------------------------------------------------------
                                                           $ 2,398,588
----------------------------------------------------------------------
Internet Services -- 1.6%
----------------------------------------------------------------------
Alloy Online, Inc.(1)                             9,900    $   132,165
Cybear Group(1)                                      22             15
VeriSign, Inc.(1)                                10,500        406,455
----------------------------------------------------------------------
                                                           $   538,635
----------------------------------------------------------------------
Investment Services -- 5.0%
----------------------------------------------------------------------
Goldman Sachs Group, Inc.                         4,200    $   328,272
Knight Trading Group, Inc.(1)                    64,000        629,120
Labranche and Co., Inc.(1)                        5,000        144,450
Lehman Brothers Holdings, Inc.                    5,000        312,300
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Investment Services (continued)
----------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         6,800        297,228
----------------------------------------------------------------------
                                                           $ 1,711,370
----------------------------------------------------------------------
Leisure and Tourism -- 0.5%
----------------------------------------------------------------------
P and O Princess Cruises PLC-ADR                 12,000    $   171,600
----------------------------------------------------------------------
                                                           $   171,600
----------------------------------------------------------------------
Manufactured Housing -- 0.5%
----------------------------------------------------------------------
Fleetwood Enterprises, Inc.                      17,060    $   170,941
----------------------------------------------------------------------
                                                           $   170,941
----------------------------------------------------------------------
Medical Products -- 0.9%
----------------------------------------------------------------------
Lumenis Ltd.(1)                                   8,000    $   159,200
Med - Design Corporation (The)(1)                 7,000        140,350
----------------------------------------------------------------------
                                                           $   299,550
----------------------------------------------------------------------
Metals -- 0.4%
----------------------------------------------------------------------
Titanium Metals Corporation(1)                   41,500    $   130,725
----------------------------------------------------------------------
                                                           $   130,725
----------------------------------------------------------------------
Networking Hardware -- 1.4%
----------------------------------------------------------------------
Enterasys Networks, Inc.(1)                      38,800    $   308,848
McDATA Corp.(1)                                  11,000        172,370
----------------------------------------------------------------------
                                                           $   481,218
----------------------------------------------------------------------
Retail - Apparel -- 1.3%
----------------------------------------------------------------------
Gymboree Corp. (The)(1)                          50,800    $   439,420
----------------------------------------------------------------------
                                                           $   439,420
----------------------------------------------------------------------
Semiconductor Equipment -- 2.2%
----------------------------------------------------------------------
ASM International NV(1)                          19,300    $   307,063
FEI Company(1)                                       10            270
LTX Corp.(1)                                     24,725        406,974
Therma-Wave, Inc.(1)                              3,000         36,510
----------------------------------------------------------------------
                                                           $   750,817
----------------------------------------------------------------------
Semiconductors -- 5.7%
----------------------------------------------------------------------
Elantec Semiconductor, Inc.(1)                   11,200    $   366,128
Integrated Device Technology, Inc.(1)            28,862        803,807

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL APPRECIATION PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Semiconductors (continued)
----------------------------------------------------------------------
Micrel, Inc.(1)                                       5            126
Power Integrations, Inc.(1)                       6,800        156,468
SIPEX Corp.(1)                                   74,000        636,400
----------------------------------------------------------------------
                                                           $ 1,962,929
----------------------------------------------------------------------
Specialty Chemicals and Materials -- 0.8%
----------------------------------------------------------------------
International Flavors & Fragrances, Inc.         10,000    $   285,100
----------------------------------------------------------------------
                                                           $   285,100
----------------------------------------------------------------------
Telecommunications - Services -- 0.7%
----------------------------------------------------------------------
IDT Corp.(1)                                     15,000    $   165,750
Lexent, Inc.(1)                                  13,400         67,804
----------------------------------------------------------------------
                                                           $   233,554
----------------------------------------------------------------------
Wireless Communications -- 3.6%
----------------------------------------------------------------------
AT&T Wireless Services, Inc.(1)                  18,000    $   259,920
Sprint Corp. (PCS Group)(1)                      28,000        624,400
Western Wireless Corp., Class A(1)               12,000        350,040
----------------------------------------------------------------------
                                                           $ 1,234,360
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $25,181,106)                           $27,145,143
----------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS -- 21.9%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
FHLMC Discount Note, 2.48%, 11/1/01         $     7,515    $ 7,515,000
----------------------------------------------------------------------
Total U.S. Government Obligations
   (identified cost, $7,515,000)                           $ 7,515,000
----------------------------------------------------------------------
Total Investments -- 100.8%
   (identified cost, $32,696,106)                          $34,660,143
----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.8)%                   $  (268,453)
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $34,391,690
----------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL APPRECIATION PORTFOLIO AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2001
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $32,696,106)                           $34,660,143
Cash                                            1,302
Receivable for investments sold               963,083
Dividends receivable                            7,134
Prepaid expenses                                  194
-----------------------------------------------------
TOTAL ASSETS                              $35,631,856
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 1,221,835
Payable to affiliate for Trustees' fees            18
Accrued expenses                               18,313
-----------------------------------------------------
TOTAL LIABILITIES                         $ 1,240,166
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $34,391,690
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $32,427,653
Net unrealized appreciation (computed on
   the basis of identified cost)            1,964,037
-----------------------------------------------------
TOTAL                                     $34,391,690
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 2001
Investment Income
-----------------------------------------------------
Interest                                  $   108,083
Dividends (net of foreign taxes, $31)          34,839
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   142,922
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   125,344
Trustees' fees and expenses                       123
Custodian fee                                  42,444
Legal and accounting services                  41,375
Miscellaneous                                   2,570
-----------------------------------------------------
TOTAL EXPENSES                            $   211,856
-----------------------------------------------------

NET INVESTMENT LOSS                       $   (68,934)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(6,954,463)
   Securities sold short                       18,211
-----------------------------------------------------
NET REALIZED LOSS                         $(6,936,252)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 1,534,111
   Securities sold short                       20,529
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 1,554,640
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(5,381,612)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(5,450,546)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL APPRECIATION PORTFOLIO AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED        PERIOD ENDED
IN NET ASSETS                             OCTOBER 31, 2001  OCTOBER 31, 2000(1)
-------------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (68,934) $            (1,959)
   Net realized loss                            (6,936,252)            (151,565)
   Net change in unrealized appreciation
      (depreciation)                             1,554,640              409,397
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     (5,450,546) $           255,873
-------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     39,473,298  $         3,762,059
   Withdrawals                                  (3,643,372)            (105,632)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $     35,829,926  $         3,656,427
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     30,379,380  $         3,912,300
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of year                      $      4,012,310  $           100,010
-------------------------------------------------------------------------------
AT END OF YEAR                            $     34,391,690  $         4,012,310
-------------------------------------------------------------------------------

 (1) For the period from the commencement of investment operations, June 29, 2000, to October 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL APPRECIATION PORTFOLIO AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  YEAR ENDED OCTOBER 31,
                                  -----------------------
                                    2001        2000(1)
---------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          1.09%        1.36%(2)
   Expenses after custodian
      fee reduction                  1.09%        1.28%(2)
   Net investment loss              (0.36)%      (0.21)%(2)
Portfolio Turnover                    324%          90%
---------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $34,392       $4,012
---------------------------------------------------------

 (1) For the period from the commencement of investment operations, June 29, 2000 to October 31, 2000.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL APPRECIATION PORTFOLIO AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Capital Appreciation Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment management company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the last bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 E Securities Sold Short -- The Portfolio may sell securities it does not own in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make the delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked to market on a daily basis and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 F Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

CAPITAL APPRECIATION PORTFOLIO AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.65% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended October 31, 2001, the advisory fee amounted to $125,344. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2001, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $83,555,048 and $54,504,353, respectively, for the year ended October 31, 2001.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2001 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $33,653,408
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,925,417
    Gross unrealized depreciation                (918,682)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,006,735
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2001.

6 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At October 31, 2001 there were no outstanding obligations under these financial instruments.

CAPITAL APPRECIATION PORTFOLIO AS OF OCTOBER 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF CAPITAL APPRECIATION PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Capital Appreciation Portfolio (the Portfolio) as of October 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended, and for the period from start of business, June 29, 2000 to October 31, 2000, and the supplementary data for the year then ended, and for the period from start of business June 29, 2000 to October 31, 2000. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at October 31, 2001 by correspondence with the custodian and borkers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Capital Appreciation Portfolio at October 31, 2001, the results of its operations, the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 7, 2001

EATON VANCE TAX-MANAGED YOUNG SHAREHOLDER FUND AS OF OCTOBER 31, 2001

INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED YOUNG SHAREHOLDER FUND

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Walter A. Row, III
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

CAPITAL APPRECIATION PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Arieh Coll
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

Investment Adviser of Capital Appreciation Portfolio
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Tax-Managed Young Shareholder Fund
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC, Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA02116-5022


                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                ----------------
                                 PRIVACY NOTICE
                                ----------------

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

                For more information about Eaton Vance's privacy
                          policies, call:1-800-262-1122

Eaton Vance Tax-Managed Young Shareholder Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

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   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH
CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
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823-1201                                                                   YSSRC